Apr. 30, 2022
Evercore Equity Fund
EVERCORE EQUITY FUND
Investment Objective
The investment objective of the Evercore Equity Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.20%
Fee Reimbursement (1)	0.01%
Total Annual Fund Operating Expenses	0.96%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$304	$526	$1,167

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 9.12% of the average value of its portfolio.
Principal Investment Strategies
The Fund attempts to achieve its investment objective of long-term growth of capital by investing principally in a diversified portfolio of domestic common stocks. There can be no assurance that the Fund’s investment objective will be achieved. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, either directly or indirectly, through investments in American Depositary Receipts (“ADRs”).

The Fund may invest in large, medium and small capitalization companies. The Adviser uses a fundamental analysis of financial measures of companies in which it may invest, including pre-tax margins, return on equity and cash flow, and earnings. The Adviser further evaluates the capital allocation strategy of these companies. The Adviser continuously monitors the Fund’s investments and assesses whether an investment’s fundamentals justify holding or selling that particular security. In practical application, the Fund attempts to attain its investment objective by relying on two fundamental practices:

•Careful selection of securities – the Adviser selects investments based on the fundamental operating performance of individual companies relative to other available investments.
•Broad diversification among industries – the Adviser believes that industry diversification is fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.
Principal Risks
The value of your investment will go up and down, and you could lose money by investing in the Fund. The following principal risks can affect the value of your investment:

•Market Risk.  The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance.  Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as changes in inflation or interest rates or investor expectations concerning such rates, or adverse investor sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole.  Geo-political risks, including terrorism, tensions, war or other open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects.  Events such as environmental or natural disasters or pandemics, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

•Equity Risk. The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time. These price movements may result from changes in an issuer’s financial condition as well as general market, economic, and political conditions and other factors.
•Management Risk. The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect or fail to produce the intended results.

•Smaller Companies Risk. Securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•Medium and Large Companies Risk. Compared to smaller companies, medium- and large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. Compared to larger companies, medium size companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

•Foreign Securities Risk. Investments in foreign securities, including ADRs, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

•Dividend Risk. Dividends received on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that the Fund receives may be a return of capital.

•Liquidity Risk.  From time to time, there may be little or no active trading market for a particular investment in which the Fund may invest or is invested. In such a market, the value of the Fund’s investments and the Fund's share price may fall. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price.

Bar Chart and Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.evercoreequityfund.com, or by calling the Fund toll-free at 1-800-443-4693.

The Fund has adopted the performance, history and financial statements of its predecessor fund, the Wall Street Fund, which was advised by the Adviser and had substantially the same investment objective and strategies as the Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on October 1, 2014. Accordingly, the performance information shown below for periods prior to October 1, 2014 is that of the Predecessor Fund. Prior to May 1, 2021, the Fund had a secondary investment objective of income generation through the selection of dividend paying securities.

Year-by-Year Total Return as of December 31

Best Quarter Q2 2020: 25.21% Worst Quarter Q1 2020: -19.22%
Average Annual Total Returns as of December 31, 2021:

Average Annual Total Returns as of December 31, 2021:

Evercore Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	29.46%	21.53%	16.91%
Return After Taxes on Distributions	28.46%	20.94%	16.25%
Return After Taxes on Distributions and Sale of Fund Shares	18.07%	17.53%	14.20%
Standard & Poor’s 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Russell 1000® Index (reflects no deduction for fees, expense or taxes)	26.45%	18.43%	16.54%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.